NOTE RECEIVABLE	12 Months Ended
Oct. 31, 2022
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 6 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.5 million on January 29, 2021. This note has a maturity date of January 29, 2023. The note bears a fixed interest rate of 2.0% per annum.

As of both October 31, 2022 and 2021, the outstanding principal balance of the note was $7,500,000 and was recorded as “Note receivable” on the accompanying consolidated balance sheets. The interest income related to this note was $262,192 and $113,014 for the years ended October 31, 2022 and 2021, respectively, and was included in “Interest income” on the consolidated statements of operations and comprehensive (loss) income. As of October 31, 2022 and 2021, the outstanding interest balance related to the note was $262,192 and $113,014, respectively, and was included in “Interest receivable” on the accompanying consolidated balance sheets.

The outstanding principal of $7.5 million and interest of $262,192 as of October 31, 2022 has been fully collected subsequently.